SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 43,624	$ 38,200
Depreciation	1,236	1,178	$ 1,126
Accumulated depreciation	10,693	10,161
Other non-utility [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	755	860
Utility electric distribution operations [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	252	199
Plant, pipeline and other distribution assets of ecogas [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	33	36
Total Other Operating Units And Parent [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	1,007	1,059
Plant, pipeline and other distribution assets of Mobile Gas [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation		35
Plant, pipeline and other distribution assets of Willmut Gas [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation		3
San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	17,844	16,458
Depreciation	583	544	$ 512
Accumulated depreciation	4,594	4,202
San Diego Gas and Electric Company [Member] | Natural gas operations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,897	$ 1,642
Depreciation rates (percentage)	2.40%	2.52%	2.72%
Accumulated depreciation	$ 721	$ 690
San Diego Gas and Electric Company [Member] | Electric distribution [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 6,497	$ 6,151
Depreciation rates (percentage)	3.86%	3.79%	3.79%
Accumulated depreciation	$ 3,873	$ 3,512
Accumulated depreciation of capital leased assets	39	34
San Diego Gas and Electric Company [Member] | Electric transmission [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 5,152	$ 4,870
Depreciation rates (percentage)	2.66%	2.62%	2.59%
San Diego Gas and Electric Company [Member] | Electric generation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,932	$ 1,891
Depreciation rates (percentage)	4.00%	3.89%	3.86%
Capital leased assets	$ 258
San Diego Gas and Electric Company [Member] | Other electric [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,059	$ 981
Depreciation rates (percentage)	5.66%	5.73%	7.09%
Capital leased assets	$ 21	$ 20
San Diego Gas and Electric Company [Member] | Construction work in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,307	923
San Diego Gas and Electric Company [Member] | Southwest Powerlink (SWPL) transmission line [Member] | Electric transmission [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 388
Ownership interest	91.00%
Accumulated depreciation	$ 229
San Diego Gas and Electric Company [Member] | Southwest Powerlink (SWPL) transmission line [Member] | Construction work in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	46
Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	15,344	14,171
Depreciation	474	459	$ 429
Accumulated depreciation	5,092	4,900
Southern California Gas Company [Member] | Natural gas operations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 14,428	$ 13,241
Depreciation rates (percentage)	3.64%	3.83%	3.89%
Capital leased assets	$ 32	$ 30
Accumulated depreciation	5,079	4,810
Accumulated depreciation of capital leased assets	31	29
Southern California Gas Company [Member] | Other non-utility [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 34	$ 110
Depreciation rates (percentage)	6.55%	3.95%	2.88%
Accumulated depreciation	$ 13	$ 90
Southern California Gas Company [Member] | Construction work in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	882	820
Other Operating Units and Parent [Member] | Land and land rights [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 381	289
Other Operating Units and Parent [Member] | Land and land rights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Other Operating Units and Parent [Member] | Land and land rights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	55 years
Other Operating Units and Parent [Member] | Land and land rights [Member] | Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	33 years
Other Operating Units and Parent [Member] | Utility electric distribution operations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,519	1,362
Other Operating Units and Parent [Member] | Utility electric distribution operations [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Other Operating Units and Parent [Member] | Utility electric distribution operations [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years
Other Operating Units and Parent [Member] | Utility electric distribution operations [Member] | Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	52 years
Other Operating Units and Parent [Member] | Generating plants [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,874	782
Other Operating Units and Parent [Member] | Generating plants [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Other Operating Units and Parent [Member] | Generating plants [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	100 years
Other Operating Units and Parent [Member] | Generating plants [Member] | Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	32 years
Other Operating Units and Parent [Member] | LNG terminals [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,129	1,124
Other Operating Units and Parent [Member] | LNG terminals [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Other Operating Units and Parent [Member] | LNG terminals [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	43 years
Other Operating Units and Parent [Member] | LNG terminals [Member] | Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	43 years
Other Operating Units and Parent [Member] | Pipelines and storage [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,242	2,311
Other Operating Units and Parent [Member] | Pipelines and storage [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Other Operating Units and Parent [Member] | Pipelines and storage [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	55 years
Other Operating Units and Parent [Member] | Pipelines and storage [Member] | Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	43 years
Other Operating Units and Parent [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 235	233
Other Operating Units and Parent [Member] | Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Other Operating Units and Parent [Member] | Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years
Other Operating Units and Parent [Member] | Other [Member] | Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Other Operating Units and Parent [Member] | Construction work in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,488	1,022
Other Operating Units and Parent [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	568	448
Capital leased assets	$ 136	136
Other Operating Units and Parent [Member] | Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Other Operating Units and Parent [Member] | Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Other Operating Units and Parent [Member] | Other [Member] | Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	32 years
Other Operating Units and Parent [Member] | Plant, pipeline and other distribution assets of ecogas [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 128	142
Other Operating Units and Parent [Member] | Total Other Operating Units And Parent [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 10,436	7,571
Other Operating Units and Parent [Member] | Plant, pipeline and other distribution assets of Mobile Gas [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		204
Other Operating Units and Parent [Member] | Plant, pipeline and other distribution assets of Willmut Gas [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 28